DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers US National Critical Technologies ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 10.8%
Alphabet, Inc., Class A*	11,359	$1,572,767
AT&T, Inc.	18,052	305,620
Auto Trader Group PLC, 144A	2,408	22,553
BCE, Inc.	2,304	85,545
BT Group PLC	15,764	20,828
CAR Group Ltd.	1,034	24,750
Charter Communications, Inc., Class A*	256	75,246
Comcast Corp., Class A	10,067	431,371
Liberty Broadband Corp., Class A*	288	17,323
Liberty Global Ltd., Class A*	1,141	19,968
Match Group, Inc.*	683	24,615
Pinterest, Inc., Class A*	1,457	53,472
Quebecor, Inc., Class B	918	21,482
Rightmove PLC	3,180	22,792
ROBLOX Corp., Class A*	1,178	47,002
Rogers Communications, Inc., Class B	945	41,845
Snap, Inc., Class A*	2,606	28,718
Spark New Zealand Ltd.	6,829	21,094
Take-Two Interactive Software, Inc.*	394	57,891
Telstra Group Ltd.	29,124	72,443
TELUS Corp.	3,671	64,064
T-Mobile US, Inc.	1,003	163,790
TPG Telecom Ltd.	6,528	19,936
Trade Desk, Inc., Class A*	1,116	95,340
Verizon Communications, Inc.	10,619	424,972
Vodafone Group PLC	50,886	44,491
Warner Bros Discovery, Inc.*	5,587	49,110

(Cost $3,872,987)		3,829,028

Consumer Discretionary - 6.1%
Amazon.com, Inc.*	10,936	1,933,047
Expedia Group, Inc.*	335	45,835
General Motors Co.	3,453	141,504
Lucid Group, Inc.*	8,399	27,717
Mobileye Global, Inc., Class A*	799	20,350
Rivian Automotive, Inc., Class A*	1,693	19,165

(Cost $2,071,349)		2,187,618

Consumer Staples - 0.2%
Haleon PLC
(Cost $57,265)	13,992	58,664

Energy - 7.4%
Ampol Ltd.	945	24,244
BP PLC	41,704	243,035
Chevron Corp.	4,754	722,655
Exxon Mobil Corp.	10,082	1,053,771
Imperial Oil Ltd.	408	25,545
Marathon Petroleum Corp.	957	161,953
Phillips 66	1,109	158,044
Suncor Energy, Inc.	3,271	112,454
Valero Energy Corp.	856	121,090

(Cost $2,613,650)		2,622,791

Financials - 2.0%
Block, Inc.*	1,360	108,079
Fidelity National Information Services, Inc.	1,493	103,301
Fiserv, Inc.*	1,506	224,800
Global Payments, Inc.	651	84,435
PayPal Holdings, Inc.*	2,701	162,978
Wise PLC, Class A*	2,091	24,276

(Cost $653,824)		707,869

Health Care - 18.0%
Abbott Laboratories	4,354	516,559
AbbVie, Inc.	4,455	784,303
Agilent Technologies, Inc.	737	101,234
Alnylam Pharmaceuticals, Inc.*	315	47,593
Amgen, Inc.	1,349	369,397
Astellas Pharma, Inc.	4,400	48,551
Avantor, Inc.*	1,665	41,026
Biogen, Inc.*	364	78,984
BioMarin Pharmaceutical, Inc.*	467	40,293
Boston Scientific Corp.*	3,686	244,050
Bristol-Myers Squibb Co.	5,135	260,601
CSL Ltd.	1,219	227,204
Daiichi Sankyo Co. Ltd.	4,200	139,579
Danaher Corp.	1,702	430,844
Dexcom, Inc.*	962	110,697
GE HealthCare Technologies, Inc.	992	90,550
Gilead Sciences, Inc.	3,145	226,754
GSK PLC	9,542	200,920
Hikma Pharmaceuticals PLC	942	23,438
ICON PLC*	206	66,048
IDEXX Laboratories, Inc.*	208	119,648
Illumina, Inc.*	400	55,932
Incyte Corp.*	560	32,682
IQVIA Holdings, Inc.*	456	112,705
Laboratory Corp. of America Holdings	214	46,188
Medtronic PLC	3,357	279,839
Mettler-Toledo International, Inc.*	54	67,350
Moderna, Inc.*	837	77,205
Ono Pharmaceutical Co. Ltd.	1,300	21,610
Pfizer, Inc.	14,258	378,692
Pro Medicus Ltd.	339	22,917
Quest Diagnostics, Inc.	282	35,219
Regeneron Pharmaceuticals, Inc.*	263	254,082
ResMed, Inc.	369	64,103
Royalty Pharma PLC, Class A	962	29,187
Takeda Pharmaceutical Co. Ltd.	3,800	111,382
Veeva Systems, Inc., Class A*	370	83,439
Vertex Pharmaceuticals, Inc.*	649	273,060
Waters Corp.*	149	50,276
Zoetis, Inc.	1,158	229,666

(Cost $6,264,341)		6,393,807

Industrials - 11.2%
AMETEK, Inc.	581	104,684
Atlas Arteria Ltd.(a)	6,328	22,251
Auckland International Airport Ltd.	4,287	21,156

Automatic Data Processing, Inc.	1,034	259,668
BAE Systems PLC	7,567	118,883
Boeing Co.*	1,526	310,877
Broadridge Financial Solutions, Inc.	295	60,056
CAE, Inc.*	1,119	20,906
Carrier Global Corp.	2,115	117,552
Dover Corp.	352	58,214
Emerson Electric Co.	1,435	153,330
Expeditors International of Washington, Inc.	365	43,654
Fortive Corp.	885	75,340
General Dynamics Corp.	685	187,176
Honeywell International, Inc.	1,664	330,687
Illinois Tool Works, Inc.	758	198,710
Ingersoll Rand, Inc.	1,021	93,248
Johnson Controls International PLC	1,707	101,174
L3Harris Technologies, Inc.	476	100,750
Leidos Holdings, Inc.	344	43,984
Lockheed Martin Corp.	610	261,226
Mainfreight Ltd.	517	21,343
Melrose Industries PLC	3,300	26,507
Northrop Grumman Corp.	380	175,188
PACCAR, Inc.	1,298	143,935
Paycom Software, Inc.	124	22,616
Rockwell Automation, Inc.	289	82,388
Rolls-Royce Holdings PLC*	21,005	98,071
RTX Corp.	3,630	325,502
Smiths Group PLC	1,066	21,683
SS&C Technologies Holdings, Inc.	543	34,622
Textron, Inc.	492	43,822
Thomson Reuters Corp.	386	60,970
TransDigm Group, Inc.	139	163,706
Transurban Group (a)	7,773	68,531

(Cost $3,848,999)		3,972,410

Information Technology - 36.7%
Adobe, Inc.*	1,134	635,358
Akamai Technologies, Inc.*	374	41,484
Amdocs Ltd.	295	26,904
Analog Devices, Inc.	1,248	239,391
ANSYS, Inc.*	219	73,183
Applied Materials, Inc.	2,092	421,789
Arista Networks, Inc.*	640	177,626
Atlassian Corp., Class A*	389	80,686
Autodesk, Inc.*	539	139,154
Cadence Design Systems, Inc.*	681	207,283
Capgemini SE	435	105,774
CGI, Inc.*	516	59,279
Check Point Software Technologies Ltd.*	242	38,822
Cisco Systems, Inc.	10,244	495,502
Cloudflare, Inc., Class A*	739	72,821
Cognizant Technology Solutions Corp., Class A	1,264	99,881
Constellation Software, Inc.	50	139,285
Crowdstrike Holdings, Inc., Class A*	561	181,848
Datadog, Inc., Class A*	690	90,707
Dell Technologies, Inc., Class C	616	58,311
EPAM Systems, Inc.*	142	43,225
Fair Isaac Corp.*	61	77,465
Fortinet, Inc.*	1,602	110,714
Gen Digital, Inc.	1,472	31,633
Halma PLC	933	27,168
Hewlett Packard Enterprise Co.	3,272	49,833
HubSpot, Inc.*	122	75,495
International Business Machines Corp.	2,306	426,679
Intuit, Inc.	687	455,405
Keysight Technologies, Inc.*	458	70,669
KLA Corp.	343	234,029
Lam Research Corp.	331	310,561
Microchip Technology, Inc.	1,338	112,579
Microsoft Corp.	4,261	1,762,520
Monday.com Ltd.*	107	23,862
MongoDB, Inc.*	176	78,774
Motorola Solutions, Inc.	417	137,773
Nice Ltd.*	160	39,274
NVIDIA Corp.	2,800	2,215,136
Okta, Inc.*	391	41,954
Open Text Corp.	671	25,819
Oracle Corp.	4,034	450,517
Palantir Technologies, Inc., Class A*	4,614	115,719
Palo Alto Networks, Inc.*	785	243,782
Roper Technologies, Inc.	269	146,532
Sage Group PLC	2,558	40,269
Salesforce, Inc.*	2,367	730,977
ServiceNow, Inc.*	515	397,240
Shopify, Inc., Class A*	3,027	231,408
Snowflake, Inc., Class A*	761	143,281
Splunk, Inc.*	392	61,238
Synopsys, Inc.*	383	219,739
Teradyne, Inc.	385	39,882
Trimble, Inc.*	625	38,244
Twilio, Inc., Class A*	433	25,802
Unity Software, Inc.*	680	19,938
VeriSign, Inc.*	256	49,994
WiseTech Global Ltd.	464	28,546
Wix.com Ltd.*	176	24,672
Workday, Inc., Class A*	521	153,518
Xero Ltd.*	348	28,849
Zebra Technologies Corp., Class A*	129	36,053
Zoom Video Communications, Inc., Class A*	581	41,094
Zscaler, Inc.*	222	53,717

(Cost $12,489,548)		13,056,666

Materials - 2.9%
Antofagasta PLC	1,052	24,186
BHP Group Ltd.	12,804	366,259
Croda International PLC	389	23,452

Dow, Inc.	1,768	98,796
DuPont de Nemours, Inc.	1,083	74,933
First Quantum Minerals Ltd.	2,421	22,936
Fortescue Ltd.	3,999	67,520
Freeport-McMoRan, Inc.	3,564	134,755
Fresnillo PLC	3,555	20,479
IGO Ltd.	4,545	23,498
Lundin Mining Corp.	2,745	21,715
Lynas Rare Earths Ltd.*	5,573	21,193
Northern Star Resources Ltd.	2,885	24,234
Orica Ltd.	2,118	23,597
Pilbara Minerals Ltd.	9,615	26,295
South32 Ltd.	11,397	21,892
Teck Resources Ltd., Class B	1,279	49,176

(Cost $1,060,663)		1,044,916

Real Estate - 0.2%
CoStar Group, Inc.*
(Cost $83,490)	1,020	88,771

Utilities - 4.3%
Algonquin Power & Utilities Corp.	3,674	21,480
American Electric Power Co., Inc.	1,328	113,132
Avangrid, Inc.	727	22,632
Constellation Energy Corp.	806	135,771
Dominion Energy, Inc.	2,111	100,969
Edison International	968	65,843
Emera, Inc.	691	24,250
Entergy Corp.	532	54,035
Exelon Corp.	2,511	89,994
FirstEnergy Corp.	1,448	53,011
Fortis, Inc.	1,233	47,571
Hydro One Ltd., 144A	799	23,828
Mercury NZ Ltd.	5,585	22,730
Meridian Energy Ltd.	6,349	23,132
National Grid PLC	9,253	121,435
NextEra Energy, Inc.	5,159	284,725
Northland Power, Inc.	1,210	20,518
PPL Corp.	1,857	48,969
Southern Co.	2,750	184,938
SSE PLC	2,705	55,620

(Cost $1,453,949)		1,514,583

TOTAL COMMON STOCKS (Cost $34,470,065)		35,477,123

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)
(Cost $14,530)	14,530	14,530

TOTAL INVESTMENTS - 99.8%
(Cost $34,484,595)		$35,491,653
Other assets and liabilities, net - 0.2%		80,840

NET ASSETS - 100.0%		$35,572,493

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 11/16/2023 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)
—	5,062,535	(5,048,005)	—	—	841	—	14,530	14,530

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
Micro E-mini NASDAQ 100 futures	USD	2	$71,843	$72,331	3/15/2024	$488

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2024.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$35,477,123	$—	$—	$35,477,123
Short-Term Investments(a)	14,530	—	—	14,530
Derivatives(b)
Futures Contracts	488	—	—	488

TOTAL	$35,492,141	$—	$—	$35,492,141

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

CRTC-PH3

R-089711-1 (5/24) DBX005195 (5/24)